Other operating income and costs - Payroll costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Wages and salaries	£ 2,563	£ 2,170	£ 2,081
Social security costs	201	156	152
Defined contribution scheme costs	81	67	62
Defined benefit pension costs	185	126	125
Share-based payments	38	23	16
Severance costs (excluding pension costs)	5	9	1
Payroll costs including capitalised costs	3,073	2,551	2,437
Less: payroll costs capitalised	(1,279)	(913)	(879)
Total payroll costs from continuing operations	1,794	1,638	1,558
US other post retirement benefit costs	£ 39	£ 43	£ 45